Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 17,940	$ 14,949	$ 21,388
Geographical analysis of long-lived assets	168	179
The PRC
Revenue	7,125	5,878	13,217
Geographical analysis of long-lived assets	162	171
Hong Kong
Revenue	9,879	7,174	7,937
Geographical analysis of long-lived assets	6	8
Others
Revenue	$ 936	$ 1,897	$ 234